Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2016
Earnings (Loss) Per Common Share [Abstract]
Earnings (Loss) Per Common Share

NOTE 23 – EARNINGS (LOSS) PER COMMON SHARE

The two-class method is used in the calculation of basic and diluted earnings per share.  Under the two-class method, earnings available to common stockholders for the period are allocated between common stockholders and unvested share-based payment awards according to dividends declared (or accumulated) and participation rights in undistributed earnings.  The factors used in the earnings per share computation follow:

	December 31, 2016	December 31, 2015
Basic
Net income	$1,627	$4,477
Dividends on Series B preferred stock and accretion of discount	(857)	(857)
Net income allocated to common stockholders	$770	$3,620

Weighted average common shares outstanding including unvested share-based payment awards	16,020,847	15,857,127
Less: Unvested share-based payment awards	-	-
Average shares	16,020,847	15,857,127
Basic earnings per common share	$0.05	$0.23

Diluted
Net earnings allocated to common stockholders	$770	$3,620
Add back: Preferred Dividends on Series B stock	-	857
Net earnings allocated to fully-diluted	$770	$4,477

Weighted average common shares outstanding for basic earnings per common share	16,020,847	15,857,127
Add: Dilutive effects of assumed exercises of stock options	38,184	8,473
Add: Dilutive effects of assumed exercises of Series B preferred stock	-	6,857,143
Average shares and dilutive potential common shares	16,059,031	22,722,743
Diluted earnings per common share	$0.05	$0.20

The following potential common shares were anti-dilutive and not considered in computing diluted earnings (loss) per common share.

	2016	2015
Stock options	282,971	417,058
Series B preferred stock	6,857,143	-
Stock warrants	1,152,125	1,152,125